Related party transaction (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of related party transactions
The Company recognized expenses in connection with related party transactions in the consolidated statements of operations as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
	$	$
Share-based compensation for consulting arrangement	—	1,109,776
Consulting fees to stockholder	—	164,812
Consulting fees on business activities to Board member	235,095	90,975
Reimbursement to Board member for occupancy costs	73,894	21,315
	308,989	1,386,878